Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Leases

The Company’s current executive offices are currently leased for $923 per month.

Logiq Inc (Nevada) leases approximately 12,422 square feet comprising 8,737 square feet of office space and 3,685 square feet of warehouse space in Minneapolis, Minnesota, at a rate of $210,000 per annum. The original lease of office space from a related party under common ownership was a 7.5-year lease expiring December 31, 2021.   The Company extended its lease on the primary offices with a renewal option providing for additional lease period of twelve (12) months expiring December 31, 2022.

The operating lease is listed as separate line item on Logiq, Inc. (Nevada)’s March 31, 2022 and December 31, 2021 consolidated balance sheets and represent the Group’s right to use the underlying asset for the lease term. The Group’s obligations to make lease payments are also listed as a separate line items on the Group’s March 31, 2022 and December 31, 2021 consolidated balance sheets. Based on the present value of the lease payments for the remaining lease term of the Group’s existing leases, the Group recognized right-of-use assets and lease liabilities for operating leases of approximately $693,000, on January 8, 2020. Operating lease right-of-use assets and liabilities commencing after January 8, 2020 are recognized at commencement date based on the present value of lease payments over the lease term. As of March 31, 2022 and December 31, 2021, total operating right-of-use assets were $173,803 and $91,571, respectively. All operating lease expense is recognized on a straight-line basis over the lease term.

Because the rate implicit in the lease is not readily determinable, the Group uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Group’s operating lease liabilities are as follows:

	As of March 31, 2022	As of December 31, 2021
Cash paid for operating lease liabilities	$208,304	367,200
Remaining lease term	9 months	1 years
Discount rate	1.5%	1.5%

Future minimum lease payments under the non-cancellable operating lease agreements are as follows:

2022	$175,000
Less imputed interest	(1,197)
Total lease liability	$173,803

Legal proceedings

None.

NOTE 17 – COMMITMENTS AND CONTINGENCIES

Operating lease

The Company’s current executive offices are currently leased for $923 per month.

Logiq Inc (Nevada) leases approximately 12,422 square feet comprising 8,737 square feet of office space and 3,685 square feet of warehouse space in Minneapolis, Minnesota, at a rate of $210,000 per annum. The original lease of office space from a related party under common ownership was a 7.5-year lease expiring December 31, 2021.   The company extended its lease on the primary offices with a renewal option providing for additional lease period of twelve (12) months expiring December 31, 2022.

The operating lease is listed as separate line item on Logiq, Inc. (Nevada)’s December 31, 2020 and 2019 consolidated balance sheets and represent the Group’s right to use the underlying asset for the lease term. The Group’s obligations to make lease payments are also listed as a separate line items on the Group’s December 31, 2021 and 2020 consolidated balance sheets. Based on the present value of the lease payments for the remaining lease term of the Group’s existing leases, the Group recognized right-of-use assets and lease liabilities for operating leases of approximately $693,000, on January 8, 2020. Operating lease right-of-use assets and liabilities commencing after January 8, 2020 are recognized at commencement date based on the present value of lease payments over the lease term. As of December 31, 2021 and 2020, total operating right-of-use assets were $91,571 and $364,234, respectively. All operating lease expense is recognized on a straight-line basis over the lease term.

For the years-ended December 31, 2021 and 2020, the Group recorded approximately nil and $8,400 in amortization expense related to finance leases.

Because the rate implicit in the lease is not readily determinable, the Group uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Group’s operating lease liabilities are as follows:

	As of December 31, 2021	As of December 31, 2020
Cash paid for operating lease liabilities	$367,200	367,200
Remaining lease term	1 year	1 year
Discount rate	1.5%	1.5%

Future minimum lease payments under the non-cancellable operating lease agreements are as follows:

2021	$91,800

Less imputed interest	(229)
Total lease liability	$91,571

Legal proceedings

None.